Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 8, 2019 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2018, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, GSO / Blackstone Debt Funds Management LLC (“GSO DFM”) and Sage Rock Capital Management LP (“Sage Rock”) will each serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information is revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSA Capital Partners LLP	Macro Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 8, 2019 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2018, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, GSO / Blackstone Debt Funds Management LLC (“GSO DFM”) and Sage Rock Capital Management LP (“Sage Rock”) will each serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information is revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSA Capital Partners LLP	Macro Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies